TEMPLETON GLOBAL SMALLER
COMPANIES FUND, INC.

Auditors
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017-2416

Principal Underwriter:
Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida  33701-3628

Shareholder Services
1-800-632-2301

Fund Information
1-800-342-5236

This report must be preceded or accompanied by a current prospectus of the Templeton Global Smaller Companies Fund, Inc., which contains more complete information including charges and expenses.

Investors should be aware that the value of investments made for the Fund may go up as well as down and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

TO ENSURE THE HIGHEST QUALITY OF SERVICE, TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS MAY BE MONITORED, RECORDED AND ACCESSED. THESE CALLS CAN BE DETERMINED BY THE PRESENCE OF A REGULAR BEEPING TONE.

[RECYCLE LOGO]                                 TL103 A96 10/96


                                   [GLOBE GRAPHIC]
TEMPLETON
GLOBAL
SMALLER
COMPANIES
FUND, INC.

Annual Report
August 31, 1996


[FRANKLIN TEMPLETON LOGO]

TEMPLETON GLOBAL SMALLER
COMPANIES FUND

YOUR FUND'S OBJECTIVE:

The Templeton Global Smaller Companies Fund seeks to achieve long-term growth through a flexible policy of investing primarily in common stocks and all types of common stock equivalents, including rights, warrants, and preferred stock, of companies of various nations throughout the world. The Fund seeks to achieve its objectives by investing primarily in securities of smaller companies globally.

OCTOBER 15, 1996
Dear Shareholder:

We are pleased to bring you the annual report of the Templeton Global Smaller Companies Fund for the fiscal year ended August 31, 1996. This period was generally rewarding for investors in the world's stock markets. Although few markets yielded exceptional returns, nearly every major market registered a positive performance when measured in local currencies, and the Templeton Global Smaller Companies Fund Class I shares provided a one-year total return of 11.69%, as discussed in the Performance Summary on page 5.

Some of the highest returns were earned in the U.S. market, which reached record levels in May. After suffering a sharp, temporary setback in July, it rose again at the end of the reporting period. Since we found more bargains outside the United States during the past year, we decreased our U.S. exposure by approximately one-third, while increasing our weighting in European and Asian shares.

-----------------------------------------------------------------------------
TEMPLETON GLOBAL SMALLER COMPANIES FUND
Geographic Distribution on 8/31/96
Based on Total Net Assets

European Stocks         37.4%
Asian Stocks            13.0%
Australian &
 New Zealand Stocks      5.5%
Latin American Stocks    4.7%
Canadian Stocks          2.2%
United States Stocks    22.5%
Short-Term Obligations
 & Other Net Assets     14.7%


The Fund's performance was helped by its European holdings and hurt by its lack of exposure to the Japanese market, which registered a solid performance during the fiscal year, as measured in U.S. dollars. As disciplined value investors, we continue to find it difficult to identify Japanese "bargain" stocks. The average Japanese stock has been selling at about 80 times projected earnings; stocks in most other major markets have been selling for between 12 and 20 times earnings. To invest in Japan today, one must be willing to pay much more than for an equivalent company located elsewhere in the world. During the fiscal year, our exposure to emerging markets had mixed results. While we benefited from our Brazilian, Portuguese and Hungarian holdings, the Fund's performance was hurt by its Korean and Chilean stocks.

In some years, currency changes will diminish the Fund's U.S. dollar performance; in other years, the dollar will weaken and help the Fund. Throughout this reporting period, the world currency markets were generally unfavorable to the Fund. Since the U.S. dollar strengthened against most other major currencies, at the end of the year our holdings of international stocks, which are denominated in foreign currencies, were worth less in U.S. dollars than they would have been if those currencies had not depreciated during the year.

During the reporting period, we bought stocks in 22 countries and sold stocks in 16 countries. On August 31, 1996, stocks from 39 different countries were represented in the Fund's portfolio. The Netherlands (7.7% of total net assets) and Spain (5.1%) were two of our largest European country weightings, while our largest Asian weighting was in Hong Kong (8.8%). The average price/earnings ratio of stocks in each of these markets has been below 16, while the world market average has been above 21. One interesting observation about our global diversification and value emphasis: when the small cap market in the U.S. was down approximately 16% during the early part of the summer of this year, the Templeton Global Smaller Companies Fund was down only 3%.

Looking forward, we remain cautiously optimistic. Today's relatively high market valuation levels make identifying investment bargains a particular challenge. We continue to believe that many investors should have a portion of their assets in global small-capitalization stocks to reap the benefits of diversification. Although no one can reliably predict the direction of the markets in the near term, we believe that our disciplined approach to identifying undervalued stocks has the potential to reward long-term investors.

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Top 10 Holdings on 8/31/96
As a Percentage of Total Net Assets

                                        % OF TOTAL
COMPANY, INDUSTRY, COUNTRY              NET ASSETS
News International PLC
Broadcasting & Publishing, Australia       3.0%

Adecco SA
Business & Public Services, Switzerland    1.9%

Gesa-Gas Y Electricidad SA
Utilities - Electrical & Gas, Spain        1.3%

Internatio-Mueller NV
Health & Personal Care, Netherlands        1.1%

Hollandsche Beton Groep NV
Construction & Housing, Netherlands        1.0%

SIG Schweizerische Industrie
Gesellschaft Holdings AG
Metals & Mining, Switzerland               1.0%

Banco de Andalucia
Banking, Spain                             1.0%

Ahrend Groep NV
Business & Public Services, Netherlands    0.9%

Wing Hang Bank
Banking, Hong Kong                         0.9%

New Asia Realty and Trust Co. Ltd., A
Real Estate, Hong Kong                     0.8%

FOR A COMPLETE LIST OF PORTFOLIO HOLDINGS, PLEASE SEE PAGE 12 OF THIS REPORT.

TEMPLETON GLOBAL SMALLER
COMPANIES FUND

Top 10 Industries on 8/31/96
As a Percentage of Total Net Assets

                                        % OF TOTAL
INDUSTRY                                NET ASSETS
Banking                                    6.2%

Health & Personal Care                     6.0%

Broadcasting & Publishing                  5.8%

Insurance                                  5.2%

Transportation                             4.8%

Merchandising                              4.5%

Food & Household Products                  4.5%

Business & Public Services                 4.4%

Forest Products & Paper                    4.2%

Metals & Mining                            4.0%

Of course, there are special risks associated with foreign investments in smaller companies which are heightened in developing markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources. In addition, developing markets are relatively small and less liquid. Although the short-term price volatility of smaller companies and developing markets can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 535% in the last 15 years, but has suffered six declines of more than 20% during that time.(1) These special risks and other considerations are discussed in the Fund's prospectus.

This discussion reflects the strategies we employed for the Fund during the past fiscal year, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies and evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

Thank you for your continued support of the Templeton Global Smaller Companies Fund. We welcome your comments and look forward to serving you in the future.

Sincerely,


/s/ Marc S. Joseph
---------------------------------------------
Marc S. Joseph
Portfolio Manager
Templeton Global Smaller Companies Fund, Inc.


1. SOURCE: BLOOMBERG. BASED ON QUARTERLY PERCENTAGE CHANGE OVER 15 YEARS ENDED JUNE 30, 1996.

PERFORMANCE SUMMARY
CLASS I

Templeton Global Smaller Companies Fund Class I shares provided a total return of 11.69% for the one-year period ended August 31, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the initial sales charge. While we expect market volatility in the short term, we have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 6, the Fund delivered a cumulative total return of more than 176% for the 10-year period ended August 31, 1996.

As measured by net asset value, the price of the Fund decreased by 22 cents ($0.22), from $8.77 on August 31, 1995 to $8.55 on August 31, 1996. During the
reporting period, shareholders received distributions totaling 12 cents ($0.12) per share in dividend income, 83.5 cents ($0.835) in long-term capital gains, and 14.5 cents ($0.145) in short-term capital gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on page 6 shows how a $10,000 investment in the Fund, over the past ten years has kept your purchasing power well ahead of inflation, as measured by the Consumer Price Index (CPI). It also compares the Fund's performance over the same period with the performance of the unmanaged Morgan Stanley Capital International (MSCI) World Index, which tracks 22 equity markets worldwide. Please remember that the Fund's performance differs from that of the index because, among other things, the index does not contain cash (the Fund generally carries a certain percentage of cash at any given time), is not managed according to any investment strategy and includes no sales charges or management expenses. Of course, one cannot invest directly in an index.

TEMPLETON GLOBAL SMALLER
COMPANIES FUND - CLASS I

Periods Ended August 31, 1996

                                                Since
                                              Inception
                  One-Year Five-Year Ten-Year  (6/1/81)
Cumulative
Total Return(1)     11.69%   77.43%   176.94%   694.11%

Average Annual
Total Return(2)      5.21%   10.84%    10.07%    14.11%

Value of $10,000
Investment(3)      $10,521  $16,730   $26,104   $74,831

1.CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED AND DOES NOT INCLUDE THE MAXIMUM 5.75% INITIAL SALES CHARGE. SEE NOTE BELOW.

2.AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE SPECIFIED PERIODS, AND INCLUDES THE SALES CHARGE. SEE NOTE BELOW.

3.THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE SPECIFIED PERIODS AND INCLUDE THE INITIAL SALES CHARGE.

NOTE: PRIOR TO JULY 1, 1992, THE FUND'S SHARES WERE OFFERED AT A HIGHER INITIAL SALES CHARGE. THUS, ACTUAL TOTAL RETURN TO PURCHASERS OF SHARES DURING THAT PERIOD WOULD HAVE BEEN SOMEWHAT LOWER THAN NOTED ABOVE. ALL TOTAL RETURN CALCULATIONS REFLECT THE DEDUCTION OF A PROPORTIONAL SHARE OF FUND EXPENSES ON AN ANNUAL BASIS AND ASSUME THAT ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS WERE REINVESTED WHEN PAID. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC AND POLITICAL CLIMATES OF COUNTRIES WHERE INVESTMENTS ARE MADE. DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. THUS YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR INITIAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

TEMPLETON GLOBAL SMALLER
COMPANIES FUND - CLASS I
Total Return Index Comparison
$10,000 Investment (8/31/86 - 8/31/96)

                  SMALLER COS. CLASS 1

Date            T Glbl Sm. Co.  MS World GD       C P I
  9/1/86           $ 9,426        $10,000           $10,000
 9/30/86             9,304          9,605            10,046
10/31/86             9,584          9,443            10,055
11/30/86             9,669          9,845            10,064
12/31/86             9,615         10,044            10,073
 1/31/87            10,279         11,226            10,137
 2/28/87            10,934         11,599            10,173
 3/31/87            11,068         12,319            10,219
 4/30/87            10,927         13,043            10,274
 5/31/87            10,809         13,064            10,310
 6/30/87            11,330         13,059            10,346
 7/31/87            11,523         13,323            10,373
 8/31/87            11,822         14,113            10,428
 9/30/87            11,551         13,869            10,482
10/31/87             8,456         11,516            10,509
11/30/87             8,088         11,239            10,519
12/31/87             8,498         11,728            10,519
 1/31/88             9,013         12,016            10,546
 2/29/88             9,760         12,716            10,574
 3/31/88            10,044         13,102            10,619
 4/30/88            10,119         13,270            10,674
 5/31/88             9,950         13,007            10,711
 6/30/88            10,644         12,992            10,757
 7/31/88            10,772         13,238            10,802
 8/31/88            10,452         12,513            10,847
 9/30/88            10,829         13,046            10,920
10/31/88            11,071         13,916            10,956
11/30/88            10,815         14,403            10,965
12/31/88            10,947         14,536            10,983
 1/31/89            11,473         15,065            11,038
 2/28/89            11,413         14,973            11,084
 3/31/89            11,608         14,880            11,148
 4/30/89            12,013         15,225            11,220
 5/31/89            12,449         14,854            11,284
 6/30/89            12,404         14,689            11,311
 7/31/89            13,019         16,352            11,338
 8/31/89            13,425         15,959            11,357
 9/30/89            13,320         16,413            11,393
10/31/89            12,721         15,868            11,448
11/30/89            12,768         16,504            11,475
12/31/89            12,901         17,037            11,493
 1/31/90            12,096         16,245            11,612
 2/28/90            12,467         15,551            11,666
 3/31/90            12,773         14,615            11,731
 4/30/90            12,467         14,407            11,749
 5/31/90            13,385         15,927            11,776
 6/30/90            13,369         15,816            11,840
 7/31/90            13,175         15,963            11,885
 8/31/90            11,613         14,472            11,994
 9/30/90            10,518         12,948            12,095
10/31/90            10,283         14,160            12,168
11/30/90            10,563         13,931            12,194
12/31/90            10,880         14,225            12,194
 1/31/91            11,661         14,748            12,268
 2/28/91            12,878         16,115            12,286
 3/31/91            13,514         15,643            12,304
 4/30/91            13,677         15,768            12,323
 5/31/91            14,222         16,128            12,360
 6/30/91            13,804         15,134            12,396
 7/31/91            14,440         15,852            12,414
 8/31/91            14,713         15,804            12,450
 9/30/91            14,676         16,221            12,505
10/31/91            14,671         16,487            12,524
11/30/91            14,321         15,772            12,560
12/31/91            15,179         16,923            12,569
 1/31/92            15,805         16,613            12,588
 2/29/92            16,209         16,329            12,633
 3/31/92            15,704         15,564            12,698
 4/30/92            15,926         15,783            12,715
 5/31/92            16,411         16,414            12,733
 6/30/92            16,047         15,868            12,779
 7/31/92            15,866         15,911            12,806
 8/31/92            15,543         16,300            12,842
 9/30/92            15,301         16,154            12,878
10/31/92            15,238         15,719            12,923
11/30/92            15,338         16,004            12,941
12/31/92            15,740         16,136            12,932
 1/31/93            16,406         16,193            12,995
 2/28/93            16,739         16,580            13,041
 3/31/93            17,457         17,545            13,086
 4/30/93            17,688         18,361            13,123
 5/31/93            18,021         18,787            13,141
 6/30/93            17,790         18,633            13,160
 7/31/93            17,918         19,020            13,160
 8/31/93            19,072         19,895            13,196
 9/30/93            19,149         19,531            13,224
10/31/93            19,818         20,072            13,278
11/30/93            19,688         18,940            13,288
12/31/93            20,752         19,870            13,288
 1/31/94            21,869         21,183            13,324
 2/28/94            21,480         20,912            13,369
 3/31/94            20,726         20,015            13,414
 4/30/94            20,908         20,638            13,433
 5/31/94            20,830         20,693            13,443
 6/30/94            19,973         20,637            13,488
 7/31/94            20,623         21,034            13,525
 8/31/94            21,402         21,669            13,579
 9/30/94            21,194         21,103            13,615
10/31/94            20,976         21,709            13,625
11/30/94            20,032         20,771            13,643
12/31/94            19,800         20,977            13,643
 1/31/95            19,267         20,666            13,697
 2/28/95            19,667         20,972            13,752
 3/31/95            20,093         21,987            13,797
 4/30/95            20,973         22,759            13,843
 5/31/95            21,612         22,957            13,871
 6/30/95            22,199         22,955            13,898
 7/31/95            23,291         24,107            13,898
 8/31/95            23,371         23,574            13,934
 9/30/95            23,664         24,265            13,962
10/31/95            22,853         23,886            14,008
11/30/95            23,027         24,720            13,999
12/31/95            23,295         25,447            13,989
 1/31/96            23,936         25,913            14,071
 2/29/96            24,638         26,076            14,116
 3/31/96            25,005         26,514            14,190
 4/30/96            25,615         27,142            14,245
 5/31/96            26,104         27,169            14,272
 6/30/96            26,287         27,311            14,281
 7/31/96            25,219         26,349            14,308
 8/31/96            26,104         26,658            14,335

1. INCLUDES ALL SALES CHARGES AND REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD SHOWN. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2. INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS.

3. SOURCE: U.S. BUREAU OF LABOR STATISTICS.


----------------------------------------------------------------------------
Under section 854(b)(2) of the Internal Revenue Code, the Templeton Global Smaller Companies Fund hereby designates 8.64% of its ordinary income dividends paid by the Fund during the fiscal year ended August 31, 1996, as income qualifying for the corporate dividends received deduction.
----------------------------------------------------------------------------

PERFORMANCE SUMMARY
CLASS II

Templeton Global Smaller Companies Fund Class II shares provided a total return of 10.74% for the one-year period ended August 31, 1996. Total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include sales charges.

As measured by net asset value, the price of the Fund's shares decreased by 28 cents ($0.28), from $8.75 on August 31, 1995 to $8.47 on August 31, 1996. During the reporting period, shareholders received distributions totaling 10.43 cents ($0.1043) per share in dividend income, 83.5 cents ($0.835) in long-term capital gains, and 14.5 cents ($0.145) in short-term capital gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The graph on the following page shows how a $10,000 investment in the Fund, since inception, has kept your purchasing power well ahead of inflation, as measured by the Consumer Price Index (CPI). It also compares the Fund's performance over the same period with the performance of the unmanaged Morgan Stanley Capital International (MSCI) World Index, which tracks 22 equity markets worldwide. Please remember that the Fund's performance differs from that of the index because, among other things, the index does not contain cash (the Fund generally carries a certain percentage of cash at any given time), is not managed according to any investment strategy and includes no sales charges or management expenses. Of course, one cannot invest directly in an index.

TEMPLETON GLOBAL SMALLER
COMPANIES FUND - CLASS II

Periods Ended 8/31/96

                                             Since
                                            Inception
                                  One-Year  (5/1/95)
Cumulative Total Return(1)          10.74%    23.28%

Average Annual Total Return(2)       8.65%    15.37%

Value of $10,000 Investment(3)     $10,865   $12,104

1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED AND DOES NOT INCLUDE THE 1.0% INITIAL SALES CHARGE AND THE 1.0% CONTINGENT DEFERRED SALES CHARGE, APPLICABLE TO SHARES REDEEMED WITHIN THE FIRST 18 MONTHS OF INVESTMENT.

2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE SPECIFIED PERIODS, AND INCLUDES THE SALES CHARGES.

3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE SPECIFIED PERIODS AND INCLUDE ALL SALES CHARGES.

ALL TOTAL RETURN CALCULATIONS REFLECT THE DEDUCTION OF A PROPORTIONAL SHARE OF FUND EXPENSES ON AN ANNUAL BASIS AND ASSUME THAT ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS WERE REINVESTED WHEN PAID. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC AND POLITICAL CLIMATES OF COUNTRIES WHERE INVESTMENTS ARE MADE. DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. THUS YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR INITIAL COST. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

TEMPLETON GLOBAL SMALLER
COMPANIES FUND - CLASS II
Total Return Index Comparison
$10,000 Investment (5/1/95 - 8/31/96)

                     Smaller Cos. Class 2

Date            T Glbl Sm. Co.     MS World GD             C P I
 5/1/95           $ 9,899             $10,000               $10,000
 5/31/95           10,202              10,087                10,020
 6/30/95           10,479              10,086                10,040
 7/31/95           10,982              10,592                10,040
 8/31/95           11,020              10,358                10,066
 9/30/95           11,146              10,662                10,086
10/31/95           10,747              10,495                10,120
11/30/95           10,829              10,862                10,112
12/31/95           10,936              11,181                10,105
 1/31/96           11,238              11,386                10,165
 2/29/96           11,570              11,457                10,198
 3/31/96           11,728              11,650                10,251
 4/30/96           12,002              11,926                10,291
 5/31/96           12,232              11,938                10,310
 6/30/96           12,319              12,000                10,316
 7/31/96           11,800              11,578                10,336
 8/31/96           12,104              11,713                10,356

1. INCLUDES ALL SALES CHARGES AND REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD SHOWN. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2. INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS.

3. SOURCE: U.S. BUREAU OF LABOR STATISTICS.


---------------------------------------------------------------------------
Under section 854(b)(2) of the Internal Revenue Code, the Templeton Global Smaller Companies Fund hereby designates 8.64% of its ordinary income dividends paid by the Fund during the fiscal year ended August 31, 1996, as income qualifying for the corporate dividends received deduction.
---------------------------------------------------------------------------

TEMPLETON GLOBAL SMALLER
COMPANIES FUND -- CLASS I


If you had invested $10,000 in the Templeton Global Smaller Companies Fund at its inception, your investment would be worth more than $74,000 today. This chart illustrates the cumulative total return of an assumed $10,000 investment in the Fund on June 1, 1981 (inception), with income dividends and capital gains distributions reinvested through August 31, 1996(1).


                     Smaller Cos. Mountain

                        Initial+        Initial+
Date                   Dividends        Capital         Total
                       Reinvested        Gains          Value
 6/1/81               $ 9,423          $ 9,423          $ 9,423
12/31/81                9,353            9,156            9,356
12/31/82               12,213           12,013           12,720
12/31/83               15,331           16,407           17,674
12/31/84               14,603           16,157           17,746
12/31/85               17,722           20,781           23,186
12/31/86               20,149           24,221           27,562
12/31/87               16,906           20,912           24,362
12/31/88               19,693           26,701           31,381
12/31/89               22,534           30,946           36,984
12/31/90               17,660           25,865           31,190
12/31/91               22,989           36,012           43,515
12/31/92               19,720           38,044           45,120
12/31/93               26,204           49,740           59,490
12/31/94               25,125           46,937           56,761
12/31/95               26,728           55,765           66,779
 8/31/96               29,950           62,488           74,831


1. THE AMOUNT OF CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES WAS $44,881. THE AMOUNT OF DIVIDENDS REINVESTED WAS $12,343. THE PERFORMANCE INFORMATION SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. THIS WAS A PERIOD OF GENERALLY RISING SECURITIES PRICES. FOR STANDARDIZED PERFORMANCE FIGURES, PLEASE REFER TO THE PERFORMANCE SUMMARY BEGINNING ON PAGE 5.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights

--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE--CLASS I
(For a share outstanding throughout the year)

                                                                                 YEAR ENDED AUGUST 31
                                                           ----------------------------------------------------------------
                                                              1996          1995          1994          1993         1992
                                                           ----------    ----------    ----------    ----------    --------
Net asset value, beginning of year                         $     8.77    $     8.24    $     7.44    $     7.70    $   8.10
                                                           ----------    ----------    ----------    ----------    --------
Income from investment operations:
   Net investment income                                          .16           .11           .09           .10         .15
   Net realized and unrealized gain                               .72           .62           .81          1.23         .25
                                                           ----------    ----------    ----------    ----------    --------
Total from investment operations                                  .88           .73           .90          1.33         .40
                                                           ----------    ----------    ----------    ----------    --------
Distributions:
   Dividends from net investment income                          (.12)         (.11)         (.07)         (.15)       (.15)
   Distributions from net realized gains                         (.98)         (.09)         (.03)        (1.41)       (.65)
   Distributions in excess of realized gains                       --            --            --          (.03)         --
                                                           ----------    ----------    ----------    ----------    --------
Total distributions                                             (1.10)         (.20)         (.10)        (1.59)       (.80)
                                                           ----------    ----------    ----------    ----------    --------
Change in net asset value                                        (.22)          .53           .80          (.26)       (.40)
                                                           ----------    ----------    ----------    ----------    --------
Net asset value, end of year                               $     8.55    $     8.77    $     8.24    $     7.44    $   7.70
                                                           ==========    ==========    ==========    ==========    ========
TOTAL RETURN*                                                  11.69%         9.20%        12.22%        22.71%       5.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                              $1,544,214    $1,447,155    $1,409,494    $1,129,848    $950,409
Ratio of expenses to average net assets                         1.27%         1.36%         1.36%         1.29%       1.33%
Ratio of net investment income to average net assets            1.93%         1.32%         1.17%         1.70%       1.96%
Portfolio turnover rate                                        32.71%        18.79%        28.06%        28.73%      48.97%
Average commission rate paid (per share)                   $    .0068

* TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (cont.)

--------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE--CLASS II
(For a share outstanding throughout the period)

                                                                                                       FOR THE PERIOD
                                                                                                        MAY 1, 1995+
                                                                                      YEAR ENDED           THROUGH
                                                                                    AUGUST 31, 1996    AUGUST 31, 1995
                                                                                    ---------------    ---------------
Net asset value, beginning of period                                                    $  8.75            $  7.87
                                                                                        -------             ------
Income from investment operations:
   Net investment income                                                                    .13                 --
   Net realized and unrealized gain                                                         .67                .88
                                                                                        -------             ------
Total from investment operations                                                            .80                .88
                                                                                        -------             ------
Distributions:
   Dividends from net investment income                                                    (.10)                --
   Distributions from net realized gains                                                   (.98)                --
                                                                                        -------             ------
Total distributions                                                                       (1.08)                --
                                                                                        -------             ------
Change in net asset value                                                                  (.28)               .88
                                                                                        -------             ------
Net asset value, end of period                                                          $  8.47            $  8.75
                                                                                        =======             ======
TOTAL RETURN*                                                                            10.74%             11.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                                         $15,483            $ 2,569
Ratio of expenses to average net assets                                                   2.07%              2.11%**
Ratio of net investment income to average net assets                                      1.23%               .16%**
Portfolio turnover rate                                                                  32.71%             18.79%
Average commission rate paid (per share)                                                $ .0068

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
** ANNUALIZED.
 + COMMENCEMENT OF OFFERING OF SALES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Investment Portfolio, August 31, 1996

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                           COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 82.2%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE & MILITARY TECHNICAL SYSTEMS: 0.8%
                         British Aerospace PLC                                       U.K.          545,000   $    8,479,328
                     *   Celsius AB, B                                               Swe.          338,400        4,241,274
                                                                                                             --------------
                                                                                                                 12,720,602
---------------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES: 1.3%
                         Chofu Seisaku Co. Ltd.                                      Jpn.          138,000        3,302,347
                         Fisher & Paykel Ltd.                                        N.Z.        2,181,767        7,322,176
                     *   Guangdong Kelon Electrical Hldgs Ltd., H, 144A              Chn.       11,152,000        4,903,563
                     *   Mohawk Industries                                           U.S.          200,000        4,587,500
                                                                                                             --------------
                                                                                                                 20,115,586
---------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 0.8%
                         Jardine International Motor Holdings Ltd.                   H.K.        2,057,000        2,673,501
                         Qing Ling Motors Co. Ltd., H                                Chn.       10,525,000        4,049,386
                     *   Tofas Turk Otomobil Fabrikasi AS, GDR                       Tur.       16,817,850        3,111,302
                         Weifu Fuel Injection Co. Ltd.                               Chn.        4,745,850        1,902,636
                                                                                                             --------------
                                                                                                                 11,736,825
---------------------------------------------------------------------------------------------------------------------------
BANKING: 5.8%
                         Banco de Andalucia                                           Sp.          110,000       15,202,716
                         Banco de Valencia SA                                         Sp.           50,366          802,718
                         Banco Ganadero SA, ADR C                                    Col.           76,307        1,545,217
                         Banco Pastor SA                                              Sp.            5,314          316,272
                         Banco Popular Espanol SA                                     Sp.           42,000        7,281,007
                         Bancorp Hawaii Inc.                                         U.S.          174,067        6,592,788
                         BPI Socieda de Gestora de Participacoes Socias SA          Port.          301,616        3,744,130
                         Foereningsbanken AB, A                                      Swe.          215,000          759,700
                         Fokus Bank AS                                               Nor.          774,300        4,324,450
                         Fokus Bank AS, 144A                                         Nor.          223,400        1,247,684
                     *   Glendale Federal Bank FSB                                   U.S.          330,000        5,857,500
                         Mercantile Bancorporation Inc.                              U.S.          128,000        6,256,000
                         National Bank of Canada                                     Can.          893,200        7,539,343
                         Union Bank of Norway, Primary Capital Cert.                 Nor.          314,000        8,352,041
                         Whitney Holding Corp.                                       U.S.          208,865        6,422,599
                         Wing Hang Bank                                              H.K.        3,500,000       13,533,786
                                                                                                             --------------
                                                                                                                 89,777,951
---------------------------------------------------------------------------------------------------------------------------
BEVERAGES & TOBACCO: 0.6%
                         Sinocan Holdings Ltd.                                       H.K.       19,164,000        9,108,012
---------------------------------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING: 5.6%
                     *   Century Communications Corp., A                             U.S.          743,182        5,852,558
                     *   Cordiant PLC                                                U.K.        1,096,480        1,754,738

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                           COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (cont.)
                         Grupo Radio Centro SA, ADR                                  Mex.          100,000   $      787,500
                     *   Hollinger International Inc., A                             U.S.          180,000        1,957,500
                         Marieberg Tidnings AB, A                                    Swe.          326,700        7,103,943
                         News International PLC                                      Aus.        7,888,000       46,799,169
                         Oriental Press Group Limited                                H.K.        6,003,000        3,085,926
                         Sing Tao Holdings Ltd.                                      H.K.        1,881,140          948,781
                         South China Morning Post Holdings Ltd.                      H.K.       12,150,000        8,563,531
                     *   United International Holdings Inc., A                       U.S.          341,740        4,698,925
                         Wace Group PLC                                              U.K.        2,711,300        5,693,607
                                                                                                             --------------
                                                                                                                 87,246,178
---------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 2.2%
                         Anglian Group PLC                                           U.K.          283,730          854,969
                         Comercial Ind. Fin. Inmobiliari Agropecuaria, ADR, 144A     Arg.          431,000          948,200
                         Cristaleria Espanola SA                                      Sp.           82,550        5,044,997
                         Keumkang Co. Ltd.                                           Kor.           29,300        1,829,994
                     *   Mirgor SA Comercial Industrial Financiera Inmobi ADR C      Arg.          359,000          789,800
                         Pioneer International Ltd.                                  Aus.        3,000,000        8,662,015
                         Sarna Kunststoff Holding AG                                Swtz.            6,570        6,564,525
                         Schuttersveld Holding                                      Neth.           55,448        2,203,895
                         Uralita SA                                                   Sp.          814,000        6,893,070
                                                                                                             --------------
                                                                                                                 33,791,465
---------------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 4.4%
                         Adecco SA                                                  Swtz.          104,856       29,534,440
                         Ahrend Groep NV                                            Neth.          285,360       13,834,074
                     *   Healthcare Services Group Inc.                              U.S.          309,000        2,858,250
                         Lex Service PLC                                             U.K.        1,549,000        9,419,905
                     *   Magellan Health Services Inc.                               U.S.          250,000        4,312,500
                     *   Novacare Inc.                                               U.S.          220,000        1,980,000
                         Scribona AB, A                                              Swe.          225,400        2,229,375
                         Scribona AB, B                                              Swe.          406,800        3,962,128
                                                                                                             --------------
                                                                                                                 68,130,672
---------------------------------------------------------------------------------------------------------------------------
CHEMICALS: 2.2%
                         Crompton & Knowles Corp.                                    U.S.          163,384        2,450,754
                         Energia e Industrias Aragonesas Eia S                        Sp.        1,636,989        7,611,165
                         European Vinyls Corp. EVC International NV                 Neth.          116,081        3,418,465
                         Gurit Heberlein AG Wattwil SG, br.                         Swtz.            4,000        7,933,333
                         Tessenderlo Chemie                                          Bel.           22,000        7,900,951
                     *   Tiszai Vegyi Kombinat RT, GDR, 144A                         Hun.          537,900        4,706,625
                                                                                                             --------------
                                                                                                                 34,021,293
---------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                           COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING: 2.9%
                         Cubiertas y Mzov SA                                          Sp.           23,051   $    1,515,556
                         Dragados y Construcciones SA                                 Sp.          208,000        2,625,444
                         Halla Engineering & Construction Corp.                      Kor.          122,080        3,546,541
                         Hollandsche Beton Groep NV                                 Neth.           85,092       15,475,931
                     *   Huarte SA                                                    Sp.          325,184          729,992
                         Kaufman & Broad Home Corp.                                  U.S.          625,000        7,656,250
                         Kumagai Gumi Hong Kong Ltd.                                 H.K.        5,854,000        5,450,863
                     *   Kumagai Gumi Hong Kong Ltd., wts.                           H.K.          155,200           31,311
                     *   Schuler Homes Inc.                                          U.S.        1,032,000        6,772,500
                         Sociedade Construcoes Soares da Costa SA                   Port.          115,000          969,378
                                                                                                             --------------
                                                                                                                 44,773,766
---------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 0.9%
                     *   Cirrus Logic Inc.                                           U.S.          102,000        1,581,000
                     *   Quantum Corp.                                               U.S.          360,000        5,535,000
                         Sligos SA                                                    Fr.           73,286        6,222,635
                                                                                                             --------------
                                                                                                                 13,338,635
---------------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 0.6%
                         Dongfang Electrical Machinery Co. Ltd., H                   Chn.        9,084,000        2,672,629
                         G.P. Batteries International Ltd.                          Sing.        1,346,000        3,768,800
                     *   G.P. Batteries International Ltd., wts.                    Sing.          336,500          227,138
                     *   Plantronics Inc.                                            U.S.            4,355          167,668
                         Techtronic Industries Co. Ltd.                              H.K.       17,420,621        2,635,904
                                                                                                             --------------
                                                                                                                  9,472,139
---------------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS: 1.4%
                         Draka Holding NV                                           Neth.          333,485       10,001,537
                         Swisslog Holding AG                                        Swtz.           26,500        7,177,083
                         Twentsche Kabel Holdings NV                                Neth.          102,525        4,717,200
                                                                                                             --------------
                                                                                                                 21,895,820
---------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES: 0.6%
                         Helikopter Services Group ASA                               Nor.          492,000        5,718,208
                         Koninklijke Pakhoed NV                                     Neth.          101,920        2,872,542
                                                                                                             --------------
                                                                                                                  8,590,750
---------------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 0.1%
                         Transportadora de Gas del Sur SA, ADR B                     Arg.          119,104        1,429,248
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 2.4%
                         A.G. Edwards Inc.                                           U.S.           83,900        2,349,200
                         Alex Brown Inc.                                             U.S.           95,300        4,765,000

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                           COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (cont.)
                         Dah Sing Financial Holdings Ltd.                            H.K.        1,766,000   $    5,778,183
                     *   Fritz Companies                                             U.S.          194,300        2,890,213
                         Invesco PLC                                                 U.K.        1,400,000        5,300,629
                         London Pacific Group Ltd.                                   U.K.          292,952        1,031,408
                         Manhattan Card Co. Ltd.                                     H.K.       20,130,639        9,046,747
                         Om Gruppen AB                                               Swe.          195,000        5,064,667
                         Onbancorp Inc.                                              U.S.           47,370        1,527,683
                                                                                                             --------------
                                                                                                                 37,753,730
---------------------------------------------------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS: 4.5%
                         Bombril SA,                                                Braz.      129,572,500        2,728,245
                         C.P. Pokphand Co. Ltd.                                      H.K.       23,142,000        7,856,159
                         Cafe de Coral Holdings Ltd.                                 H.K.       11,536,885        3,207,799
                         Chareon Pokphand Feedmill Public Co. Ltd., fgn.            Thai.           30,800          135,104
                     *   Consorcio de Alimentos Fabril Pacifico, 144A                Per.        2,212,000        2,955,304
                     +   Ekco Group Inc.                                             U.S.        1,296,000        6,966,000
                         Herdez SA de CV, A                                          Mex.        2,962,000          914,089
                         Herdez SA de CV, B                                          Mex.        2,833,400          971,558
                     *   JP Foodservice Inc.                                         U.S.          511,500       12,020,250
                         Lam Soon Foods Inc.                                         H.K.          391,000           27,811
                         Lindt & Spruengli, partn. ctf.                             Swtz.            4,380        7,646,750
                         McBride PLC                                                 U.K.        3,800,000        7,742,510
                         National Foods Ltd.                                         Aus.        8,000,000        8,733,210
                         Panamerican Beverages Inc., A                               Mex.          117,200        4,951,700
                         PT Japfa Comfeed Indonesia, fgn.                           Indo.        2,685,000        1,547,716
                         Vetropack AG                                               Swtz.              713        2,198,417
                                                                                                             --------------
                                                                                                                 70,602,622
---------------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 4.1%
                         Boise Cascade Corp.                                         U.S.          122,615        4,138,256
                         Cartiere Burgo SPA                                          Itl.          810,400        3,694,482
                     +   Crown-Van Gelder Papier SA                                 Neth.           74,720        6,637,278
                     *   Empaques Ponderosa SA de CV, B                              Mex.          669,800        2,031,705
                         Fletcher Challenge Ltd. Forestry Division                   N.Z.        4,211,532        5,816,551
                         Hansol Paper Co. Ltd.                                       Kor.          113,844        3,682,473
                         Hung Hing Printing Group Ltd.                               H.K.       17,300,000        4,642,418
                     *   Mayr-Melnhof Karton AG                                     Aust.           61,800        2,902,021
                         Metsa Serla OY, B                                           Fin.        1,185,460        8,878,262
                         Munksjo AB                                                  Swe.        1,300,000       11,974,601
                         Primex Forest Products Ltd.                                 Can.          300,000        1,534,695
                     *   Shorewood Packaging Corp.                                   U.S.          495,800        8,428,600
                                                                                                             --------------
                                                                                                                 64,361,342
---------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                           COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE: 6.0%
                         Apothekers Cooperatie OPG VA, partn. ctf.                  Neth.          180,000   $    4,542,005
                     *   Coventry Corp.                                              U.S.          250,000        3,296,875
                     *   Esaote Biomedica SPA, ADR 144A                              Itl.           34,975        1,319,532
                         Gedeon Richter Ltd., GDR 144A                               Hun.           86,480        4,778,020
                     *   Haemonetics Corp.                                           U.S.          254,900        5,225,450
                         Internatio-Mueller NV                                      Neth.          745,092       16,871,701
                         Medeva PLC                                                  U.K.        3,237,911       12,739,521
                         Pacific Chemical Co. Ltd.                                   Kor.          110,000        1,906,622
                     *   Physician Corp. of America                                  U.S.          560,400        7,425,300
                     *   Playtex Products Inc.                                       U.S.        1,047,800        8,644,350
                     *   Pliva DD, GDR, 144A                                       Crtia.           90,050        4,232,350
                     *   Quorum Health Group Inc.                                    U.S.          232,500        5,870,625
                     *   Revco DS Inc.                                               U.S.           81,500        2,098,625
                         Schwarz Pharma AG Ord                                       Ger.           86,300        6,298,206
                     *   Sunrise Medical Inc.                                        U.S.          381,100        6,240,513
                         Swank International Manufacturing Co. Ltd.                  H.K.       14,994,000        2,326,906
                                                                                                             --------------
                                                                                                                 93,816,601
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 1.6%
                     *   Banner Aerospace Inc.                                       U.S.          370,200        2,915,325
                         Gencorp Inc.                                                U.S.          641,000        8,893,875
                         Hoeganaes AB, B free                                        Swe.          238,000        7,529,200
                         Walbro Corp.                                                U.S.          305,000        5,985,625
                                                                                                             --------------
                                                                                                                 25,324,025
---------------------------------------------------------------------------------------------------------------------------
INSURANCE: 5.2%
                         Allied Group                                                U.S.          221,000        8,563,750
                         American Bankers Insurance Group Inc.                       U.S.          198,615        9,434,213
                     *   American Travelers Corp.                                    U.S.          375,000       11,671,875
                         Capital RE Corp.                                            U.S.          120,000        4,560,000
                         CMAC Investment Corp.                                       U.S.          130,000        8,125,000
                         Conseco Inc.                                                U.S.          198,380        8,331,974
                         Enhance Financial Services Group Inc.                       U.S.          145,000        4,168,750
                     *   Fairfax Financial Holdings Ltd.                             Can.           70,000       10,077,831
                     *   Ing Groep NV                                               Neth.          250,000        7,783,800
                         London Insurance Group Inc.                                 Can.          200,000        4,516,388
                     *   Mid-Atlantic Medical Services                               U.S.          250,000        3,375,000
                                                                                                             --------------
                                                                                                                 80,608,581
---------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                           COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
LEISURE & TOURISM: 0.5%
                         Helicopter Line (The)                                       N.Z.          975,400   $    1,957,293
                         Kuoni Reisen Holding AG, B                                 Swtz.            2,598        6,018,700
                                                                                                             --------------
                                                                                                                  7,975,993
---------------------------------------------------------------------------------------------------------------------------
MACHINERY & ENGINEERING: 3.4%
                         Apv Plc.                                                    U.K.        2,000,000        2,076,535
                         Bucher Holding AG                                          Swtz.            4,226        3,239,933
                         Fives-Lille                                                  Fr.          132,750       11,166,807
                     *   Howden Group PLC                                            U.K.        3,358,800        3,775,759
                         IHC Caland NV                                              Neth.          176,000        9,539,295
                     *   Saurer AG                                                  Swtz.           11,660        4,547,400
                         Valmet (OY)                                                 Fin.          381,600        6,611,596
                     *   Varity Corp.                                                U.S.          240,000       12,060,000
                                                                                                             --------------
                                                                                                                 53,017,325
---------------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 4.5%
                         De Boer Winkelbedrijven NV                                 Neth.          155,000        7,981,030
                         Det Danske Traelastkompagni AS                              Den.          107,000        8,232,208
                     *   Eckerd Corp.                                                U.S.          398,970        9,774,765
                         Giordano International Ltd.                                 H.K.        3,069,674        2,540,694
                     +   Hechinger Co., A                                            U.S.        1,700,000        6,587,500
                         Hudsons Bay Co.                                             Can.          596,900        8,746,187
                         Kwik Save Group PLC                                         U.K.          175,000        1,079,252
                         LI & Fung Ltd.                                              H.K.        3,820,000        3,458,131
                         Macintosh NV                                               Neth.            5,700          135,592
                         Moebel Walther AG                                           Ger.          116,410        5,821,090
                     *   Sa des Galeries Lafayette                                    Fr.            5,540        1,586,217
                     *   Sports Authority Inc.                                       U.S.          213,450        5,096,119
                         Strawbridge & Clothier, A                                   U.S.          240,225        4,324,050
                     *   United Stationers Inc.                                      U.S.           28,538          588,596
                         Ventures Stores Inc.                                        U.S.          351,000        1,623,375
                         Wo Kee Hong Holdings Ltd.                                   H.K.       35,774,000        3,423,571
                     *   Wo Kee Hong Holdings Ltd., wts.                             H.K.        7,175,200          148,468
                                                                                                             --------------
                                                                                                                 71,146,845
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING: 4.0%
                         AK Steel Holding Corp.                                      U.S.          270,000       10,057,500
                         Antofagasta Holdings PLC                                   Chil.        1,188,400        5,844,681
                         Arbed SA                                                    Lux.            2,195          249,088
                         Boehler Uddeholm AG                                        Aust.          105,150        8,199,145
                         Boehler Uddeholm AG, 144A                                  Aust.            8,120          633,163
                         Capral Aluminium Ltd.                                       Aus.        1,547,451        4,774,043
                     *   Grupo Simec SA de CV, ADR                                   Mex.          142,300          658,138

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                           COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
METALS & MINING (cont.)
                         PT Tambang Timah (Persero), fgn.                           Indo.        4,765,000   $    7,629,697
                         Quanex Corp.                                                U.S.          150,000        3,337,500
                     *   Russell Metals Inc., conv., A                               Can.          833,509        1,918,773
                         SIG (Schweizerische Industrie Gesellschaft) Holdings AG    Swtz.            6,325       15,285,417
                         Vallourec                                                    Fr.          117,798        4,656,792
                                                                                                             --------------
                                                                                                                 63,243,937
---------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES: 0.5%
                         IMC Global Inc.                                             U.S.          160,000        6,880,000
                         Korea Chemical Co Ltd                                       Kor.           11,710        1,005,981
                                                                                                             --------------
                                                                                                                  7,885,981
---------------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 1.4%
                         Amer Group Ltd., A                                          Fin.          220,000        5,262,628
                     *   DESC SA, B                                                  Mex.          694,700        3,591,459
                     *   DESC SA, C                                                  Mex.           14,470           75,189
                         La Cemento Nacional CA, GDR                                 Ecu.              400           74,000
                         La Cemento Nacional CA, GDR, 144A                           Ecu.           11,775        2,178,375
                         Marine Wendel                                                Fr.           50,147        4,475,775
                         Pioneer Industries International Holdings Ltd.              H.K.        1,128,000          897,148
                         Zehnder Holding AG                                         Swtz.           14,125        5,650,000
                                                                                                             --------------
                                                                                                                 22,204,574
---------------------------------------------------------------------------------------------------------------------------
REAL ESTATE: 1.5%
                         Asean Resources Holdings Ltd.                               H.K.        7,256,730        1,651,710
                     *   Asean Resources Holdings Ltd., wts.                         H.K.          725,673            6,475
                     *   Catellus Development Corp.                                  U.S.          550,000        5,225,000
                         New Asia Realty and Trust Co. Ltd., A                       H.K.        3,583,000       13,182,845
                         Tai Cheung Holdings Ltd.                                    H.K.        3,630,000        2,793,210
                                                                                                             --------------
                                                                                                                 22,859,240
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 1.3%
                     *   International Cabletel                                      U.S.          198,153        4,805,210
                     *   LCI International                                           U.S.          134,700        4,765,012
                     *   Millicom International Cellular SA                          Lux.          100,000        3,975,000
                         Telmex-Telefonos de Mexico SA, L                            Mex.        4,592,972        7,462,633
                                                                                                             --------------
                                                                                                                 21,007,855
---------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 2.2%
                         Fountain Set Holdings Ltd.                                  H.K.       35,262,000        7,250,770
                     *   Fruit of the Loom Inc., A                                   U.S.          102,000        2,830,500
                         Gamma Holdings NV                                          Neth.          180,000        8,444,444
                         Kellwood Co.                                                U.S.          271,600        4,379,550

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                           COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL (cont.)
                     +   Tungtex (Holdings) Co. Ltd.                                 H.K.       35,573,000   $    3,266,321
                         Winsor Industrial Corp. Ltd.                                H.K.        3,328,000        2,948,180
                         Yizheng Chemical Fibre Co. Ltd., H                          Chn.       23,734,600        5,555,723
                                                                                                             --------------
                                                                                                                 34,675,488
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 4.8%
                         Airborne Freight Corp.                                      U.S.          309,900        7,321,388
                     +   Anangel-American Shipholdings Ltd., ADR                      Gr.          399,800        3,498,250
                         APL Ltd.                                                    U.S.          100,000        2,362,500
                         Comair Holdings Inc.                                        U.S.          162,500        3,900,000
                         IMC Holdings Ltd.                                           H.K.        6,654,000        3,786,305
                         Koninklijke Nedlloyd NV                                    Neth.           40,000          951,521
                         Malaysian International Shipping Corp. Bhd., fgn.           Mal.        1,233,333        3,812,535
                     *   OMI Corp.                                                   U.S.        1,070,000        8,560,000
                         Orient Overseas International Ltd.                          H.K.        3,218,000        2,372,144
                         PT Steady Safe, fgn.                                       Indo.        8,186,666        6,816,396
                     +   Sea Containers Ltd., A                                      U.K.          461,000        8,643,750
                         Singapore Bus Service (1978) Ltd., fgn.                    Sing.          300,100        1,988,653
                         Stena Line AB, B free                                       Swe.        1,620,000        7,265,397
                         Stolt Nielsen SA                                            Nor.          200,000        3,375,000
                         Stolt Nielsen SA, ADR                                       Nor.          100,000        1,762,500
                     *   Tranz Rail Holdings Ltd., ADR                               N.Z.           77,390        1,160,850
                         Unitor AS                                                   Nor.          470,000        6,599,012
                                                                                                             --------------
                                                                                                                 74,176,201
---------------------------------------------------------------------------------------------------------------------------
UTILITIES ELECTRICAL & GAS: 2.4%
                         Central Costanera SA, ADR, 144A                             Arg.           21,500          661,125
                         Electricas Reunidas de Zaragoza                              Sp.          419,869       11,404,471
                         Electricidad de Caracas                                    Venz.        4,294,786        3,486,372
                         Gesa-Gas y Electricidad SA                                   Sp.          381,700       20,948,904
                         Guangdong Electric Power Development Co Ltd, B, 144A        Chn.          250,000          184,287
                         Shandong Huaneng Power                                      Chn.          160,300        1,502,813
                                                                                                             --------------
                                                                                                                 38,187,972
---------------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 1.7%
                         Bergen Brunswig Corp., A                                    U.S.          210,000        5,853,750
                         Computer 2000 AG                                            Ger.            9,499        1,932,087
                     *   Dahl International AB                                       Swe.          245,000        3,699,593

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Investment Portfolio, August 31, 1996 (cont.)

--------------------------------------------------------------------------------

        INDUSTRY                                  ISSUE                           COUNTRY        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE (cont.)
                     *   Dahl International AB, 144A                                 Swe.          255,000   $    3,850,597
                         Sime Darby Hongkong Ltd.                                    H.K.       11,067,000       11,664,539
                                                                                                             --------------
                                                                                                                 27,000,566
                                                                                                             --------------
TOTAL COMMON STOCKS (cost $995,803,058)                                                                       1,281,997,820
---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: 3.1%
---------------------------------------------------------------------------------------------------------------------------
                         Ballast Nedam NV, ctf., conv., pfd.                        Neth.           89,890        4,276,609
                         Cia Brasileira de Petroleo Ipiranga, pfd.                  Braz.        7,790,000          100,402
                         Coteminas Cia Tecidos Norte de Minas, pfd.                 Braz.       19,929,100        6,765,325
                     *   Herlitz AG, pfd.                                            Ger.           12,000        1,224,448
                         Hollinger International Inc., conv., pfd.                   U.S.          339,000        3,644,250
                         Hugo Boss AG, pfd.                                          Ger.            9,100       10,638,240
                         Telebras-Telecomunicacoes Brasileiras SA, pfd., ADR        Braz.          170,342       12,669,186
                         Unibanco-Uniao de Bancos Brasileiros SA, pfd.              Braz.      274,381,688        7,019,161
                         Weg SA, pfd.                                               Braz.        5,807,000        2,713,952
                                                                                                             --------------
TOTAL PREFERRED STOCKS (cost $32,355,387)                                                                        49,051,573
---------------------------------------------------------------------------------------------------------------------------

                                                                                                PRINCIPAL IN
                                                                                              LOCAL CURRENCY**
---------------------------------------------------------------------------------------------------------------------------
BOND: 0.7% (cost $10,690,625)
---------------------------------------------------------------------------------------------------------------------------
                         U.S. Treasury Note, 8.50%, 7/15/97                          U.S.       10,000,000       10,214,100
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 14.0% (cost $217,836,885)
---------------------------------------------------------------------------------------------------------------------------
                         U.S. Treasury Bills, 4.96% to 5.115% with
                         maturities to 11/21/96                                      U.S.      218,795,000      217,912,745
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 100.0% (cost $1,256,685,955)                                                               1,559,176,238
OTHER ASSETS, LESS LIABILITIES: 0.0%                                                                                521,123
                                                                                                             --------------
TOTAL NET ASSETS: 100.0%                                                                                     $1,559,697,361
                                                                                                             ==============

 * NON-INCOME PRODUCING.
** CURRENCY OF COUNTRIES INDICATED.
 + SEE NOTE 5.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1996

Assets:
   Investment in securities, at value
      (identified cost $1,256,685,955)     $1,559,176,238
   Receivables:
      Investment securities sold                4,373,922
      Capital shares sold                         592,763
      Dividends and interest                    2,931,327
                                            -------------
         Total assets                       1,567,074,250
                                            -------------
Liabilities:
   Payables:
      Investment securities purchased           4,383,679
      Capital shares redeemed                     846,286
   Accrued expenses and other liabilities       2,146,924
                                            -------------
         Total liabilities                      7,376,889
                                            -------------
Net assets, at value                       $1,559,697,361
                                           ==============

Net assets consist of:
   Undistributed net investment income     $   18,851,474
   Net unrealized appreciation                302,490,283
   Accumulated net realized gain               91,856,937
   Net capital paid in on shares of
      capital stock                         1,146,498,667
                                            -------------
Net assets, at value                       $1,559,697,361
                                           ==============
Class I:
   Net asset value per share
      ($1,544,213,836 / 180,697,334
      shares outstanding)                  $         8.55
                                           ==============
   Maximum offering price
      ($8.55 / 94.25%)                     $         9.07
                                           ==============

Class II:
   Net asset value per share
      ($15,483,525 / 1,827,886 shares
      outstanding)                         $         8.47
                                           ==============

   Maximum offering price
      ($8.47 / 99.00%)                     $         8.56
                                           ==============


STATEMENT OF OPERATIONS
for the year ended August 31, 1996

Investment income:
   (net of $2,334,362
   foreign taxes withheld)
   Dividends                 $ 28,377,132
   Interest                    19,158,886
                             ------------
      Total income                           $ 47,536,018
Expenses:
   Management fees (Note 3)    11,134,701
   Administrative fees (Note
      3)                        1,688,684
   Distribution fees (Note
      3)
      Class I                   3,065,108
      Class II                     85,164
   Transfer agent fees (Note
      3)                        1,663,500
   Custodian fees                 505,621
   Reports to shareholders        570,000
   Audit fees                      40,500
   Legal fees (Note 3)             54,000
   Registration and filing
      fees                         85,000
   Directors' fees and
      expenses                     80,000
   Other                           19,861
                             ------------
      Total expenses                           18,992,139
                                             ------------
         Net investment
           income                              28,543,879
Realized and unrealized
  gain (loss):
   Net realized gain (loss)
      on:
      Investments             159,583,289
      Foreign currency
         transactions            (855,583)
                             ------------
                              158,727,706
   Net unrealized
      depreciation
      on investments          (23,274,642)
                             ------------
      Net realized and
         unrealized gain                      135,453,064
                                             ------------
Net increase in net assets
  resulting from operations                  $163,996,943
                                             ============


                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (cont.)

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended August 31, 1996 and 1995

                                                                                             1996              1995
                                                                                        -------------     -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                             $   28,543,879    $   17,572,179
      Net realized gain from security and foreign currency transactions                    158,727,706       113,468,314
      Net unrealized depreciation                                                          (23,274,642)      (13,200,708)
                                                                                        ---------------   ---------------
         Net increase in net assets resulting from operations                              163,996,943       117,839,785
   Distributions to shareholders:
      From net investment income
         Class I                                                                           (20,150,116)      (17,799,526)
         Class II                                                                              (50,894)               --
      From net realized gain
         Class I                                                                          (164,590,927)      (15,254,111)
         Class II                                                                             (494,045)               --
   Capital share transactions (Note 2)
         Class I                                                                           118,750,930       (47,033,692)
         Class II                                                                           12,511,697         2,477,100
                                                                                        ---------------   ---------------
             Net increase in net assets                                                    109,973,588        40,229,556
Net assets:
   Beginning of year                                                                     1,449,723,773     1,409,494,217
                                                                                        ---------------   ---------------
   End of year                                                                          $1,559,697,361    $1,449,723,773
                                                                                        ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), formerly Templeton Smaller Companies Growth Fund, Inc., is an open-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve its objectives by investing primarily in securities of smaller companies globally. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities and listed securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rate.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS IN SHARES OF CAPITAL STOCK

The Fund offers two classes of shares: Class I and Class II shares. Shares of each class are identical except for their initial sales load, a contingent deferred sales charge on Class II shares, distribution fees, and voting rights on matters affecting a single

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

class. At August 31, 1996, there were 1.50 billion shares of capital stock authorized ($0.20 par value). Transactions in the Fund's shares were as follows:

                                                                               CLASS I
                                                        ------------------------------------------------------
                                                                 1996                           1995
                                                       -------------------------      -------------------------
                                                        SHARES         AMOUNT          SHARES         AMOUNT
                                                      ----------    -------------    ----------    -------------
           Shares sold                                 20,182,579   $ 165,480,309     15,070,799   $ 120,009,656
           Shares issued on reinvestment of
              distributions                            20,586,393     160,467,664      3,752,881      28,274,671
           Shares redeemed                            (25,112,503)   (207,197,043)   (24,757,808)   (195,318,019)
                                                      -----------   -------------    -----------   -------------
           Net increase (decrease)                     15,656,469   $ 118,750,930     (5,934,128)  $ (47,033,692)
                                                      ===========   =============    ===========   =============

                                                                               CLASS II
                                                        ------------------------------------------------------
                                                                                           FOR THE PERIOD
                                                                                             MAY 1, 1995
                                                              YEAR ENDED                       THROUGH
                                                            AUGUST 31, 1996                AUGUST 31, 1995
                                                       -------------------------      -------------------------
                                                        SHARES         AMOUNT          SHARES         AMOUNT
                                                      ----------    -------------    ----------    -------------
           Shares sold                                  1,602,914   $  13,112,922        300,812   $   2,538,911
           Shares issued on reinvestment of
              distributions                                64,332         497,295             --              --
           Shares redeemed                               (133,035)     (1,098,520)        (7,137)        (61,811)
                                                      -----------   -------------    -----------   -------------
           Net increase                                 1,534,211   $  12,511,697        293,675   $   2,477,100
                                                      ===========   =============    ===========   =============

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Templeton Global Investors, Inc. (TGII), Franklin Templeton Distributors, Inc. (FTD), and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TICI equal, on an annual basis, to 0.75% of the Fund's average daily net assets. The Fund pays TGII an administrative fee of 0.15% per annum on the first $200 million of the Fund's average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average net assets in excess of $1.2 billion. For the year ended August 31, 1996, FTD received net commissions of $436,675 from the sale of the Fund's shares and FTIS received fees of $1,663,500.

Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in sales of Fund shares, subject to a maximum of 0.25% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1996, unreimbursed expenses amount to $11,920. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent deferred sales charges of $1,455 were paid to FTD for the year ended August 31, 1996.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees of $54,000 for the year ended August 31, 1996.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1996 aggregated $420,647,511 and $378,149,667, respectively. The cost of securities for federal income tax purposes is $1,258,160,831. Realized gains and losses are reported on an identified cost basis.

At August 31, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                                                             $382,533,349
           Unrealized depreciation                                                              (81,517,942)
                                                                                               ------------
           Net unrealized appreciation                                                         $301,015,407
                                                                                               ============

5. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at August 31, 1996 amounted to $35,599,099. For the year ended August 31, 1996, dividends from affiliated companies were $2,135,259 and net realized gain from disposition of affiliated companies was $2,198,639.

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Independent Auditor's Report

--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Templeton Global Smaller Companies Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Templeton Global Smaller Companies Fund, Inc. as of August 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Global Smaller Companies Fund Inc. as of August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                                   /s/ McGladrey & Pullen, LLP

                                                   [McGladrey & Pullen, LLP]


New York, New York
September 27, 1996

                                     NOTES
                                     -----

LITERATURE REQUEST
--------------------------------------------------------------------------------

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH                             INCOME

Franklin Global Health                    Franklin Adjustable Rate
 Care Fund                                 Securities Fund
Franklin Templeton                        Franklin Adjustable U.S.
 Japan Fund                                Government Securities Fund
Templeton Developing                      Franklin's AGE High
 Markets Trust                             Income Fund
Templeton Foreign Fund                    Franklin Investment Grade
Templeton Foreign Smaller                  Income Fund
 Companies Fund                           Franklin Short-Intermediate U.S.
Templeton Global                           Government Securities Fund
 Infrastructure Fund                      Franklin U.S. Government
Templeton Global                           Securities Fund
 Opportunities Trust                      Franklin Money Fund
Templeton Global                          Franklin Federal Money Fund
 Real Estate Fund
Templeton Global Smaller                  FOR NON-U.S. INVESTORS:
 Companies Fund
Templeton Greater                         Franklin Tax-Advantaged
 European Fund                             High Yield Securities Fund
Templeton Growth Fund                     Franklin Tax-Advantaged
Templeton Latin America                    International Bond Fund
 Fund                                     Franklin Tax-Advantaged U.S.
Templeton Pacific                          Government Securities Fund
 Growth Fund
Templeton World Fund                      FOR CORPORATIONS:

GLOBAL GROWTH AND INCOME                  Franklin Corporate Qualified
                                           Dividend Fund
Franklin Global Utilities Fund
Franklin Templeton German                 FRANKLIN FUNDS SEEKING
 Government Bond Fund                     TAX-FREE INCOME
Franklin Templeton
 Global Currency Fund                     Federal Intermediate-Term
Templeton Global Bond Fund                 Tax-Free Income Fund
Templeton Growth and                      Federal Tax-Free Income Fund
 Income Fund                              High Yield Tax-Free
                                           Income Fund
GLOBAL INCOME                             Insured Tax-Free Income Fund
                                          Puerto Rico Tax-Free
Franklin Global Government                 Income Fund
 Income Fund                              Tax-Exempt Money Fund
Franklin Templeton Hard
 Currency Fund                            FRANKLIN STATE-SPECIFIC
Franklin Templeton High                   FUNDS SEEKING
 Income Currency Fund                     TAX-FREE INCOME
Templeton Americas
 Government Securities Fund               Alabama
                                          Arizona*
GROWTH                                    Arkansas**
                                          California*
Franklin Blue Chip Fund                   Colorado
Franklin California Growth Fund           Connecticut
Franklin DynaTech Fund                    Florida*
Franklin Equity Fund                      Georgia
Franklin Gold Fund                        Hawaii**
Franklin Growth Fund                      Indiana
Franklin MidCap Growth Fund               Kentucky
Franklin Small Cap Growth Fund            Louisiana
                                          Maryland
GROWTH AND INCOME                         Massachusetts***
                                          Michigan*
Franklin Asset Allocation Fund            Minnesota***
Franklin Balance Sheet                    Missouri
 Investment Fund                          New Jersey
Franklin Convertible                      New York*
 Securities Fund                          North Carolina
Franklin Equity Income Fund               Ohio***
Franklin Income Fund                      Oregon
Franklin MicroCap Value Fund              Pennsylvania
Franklin Natural Resources Fund           Tennessee**
Franklin Real Estate                      Texas
 Securities Fund                          Virginia
Franklin Rising Dividends Fund            Washington**
Franklin Strategic Income Fund
Franklin Utilities Fund                   VARIABLE ANNUITIES
Franklin Value Fund
Templeton American Trust, Inc.            Franklin Valuemark(SM)
                                          Franklin Templeton
                                           Valuemark Income Plus
                                           (an immediate annuity)


*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.                            10/96.1